Document and Entity Information	12 Months Ended
Dec. 31, 2010
Document and Entity Information
Document Type	8-K
Amendment Flag	false
Document Period End Date	May 23, 2011
Entity Registrant Name	UNITEDHEALTH GROUP INC
Entity Central Index Key	0000731766